Acquisitions - Sky Gem International Limited - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Acquisitions
Fair value of cash consideration transferred		$ 12,903	$ 100
Sky Gem International Limited
Acquisitions
Equity interest (as a percent)	51.00%			1.00%
Fair value of cash consideration transferred	$ 3,200	$ 3,200		$ 3,200